Flexible Bond Portfolio | Institutional Shares
PORTFOLIO SUMMARY Flexible Bond Portfolio
INVESTMENT OBJECTIVE
Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Flexible Bond Portfolio Institutional Shares Institutional Shares, Flexible Bond Portfolio
Management Fees		0.52%
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.56%
Fee Waiver	[1]	0.01%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.55%
[1]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Flexible Bond Portfolio Institutional Shares Institutional Shares, Flexible Bond Portfolio	Institutional Shares	57	179	313	701

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 169% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as "junk bonds," to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition to considering economic factors such as the effect of interest rates on the Portfolio’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest in foreign debt securities, which may include investments in emerging markets.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Third Quarter 2009 5.88% Worst Quarter: Second Quarter 2004 -2.87%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Flexible Bond Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Flexible Bond Portfolio	Flexible Bond Portfolio - Institutional Shares			7.97%	7.65%	6.86%	7.42%	Sep 13, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.05%	Sep 13, 1993

Overseas Portfolio | Institutional Shares
PORTFOLIO SUMMARY Overseas Portfolio
INVESTMENT OBJECTIVE
Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Overseas Portfolio Institutional Shares Institutional Shares, Overseas Portfolio
Management Fees (may adjust up or down)	0.64%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Overseas Portfolio Institutional Shares Institutional Shares, Overseas Portfolio	Institutional Shares	69	218	379	847

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Second Quarter 2009 38.52% Worst Quarter: Fourth Quarter 2008 -26.56%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Overseas Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Overseas Portfolio	Overseas Portfolio - Institutional Shares			25.31%	15.24%	9.44%	13.67%	May 2, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index (net)		Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%		May 2, 1994
Morgan Stanley Capital International EAFE Index (net)		Morgan Stanley Capital International EAFE® Index (net)	(reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%	4.88%	May 2, 1994

Worldwide Portfolio | Institutional Shares
PORTFOLIO SUMMARY Worldwide Portfolio
INVESTMENT OBJECTIVE
Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Worldwide Portfolio Institutional Shares Institutional Shares, Worldwide Portfolio
Management Fees (may adjust up or down)	0.59%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.65%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Worldwide Portfolio Institutional Shares Institutional Shares, Worldwide Portfolio	Institutional Shares	66	208	362	810

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.88% Worst Quarter: Fourth Quarter 2008 -23.13%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Worldwide Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Worldwide Portfolio	Worldwide Portfolio - Institutional Shares			15.83%	2.72%	(0.95%)	8.26%	Sep 13, 1993
Morgan Stanley Capital International World Index (net)		Morgan Stanley Capital International World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	2.31%	6.22%	Sep 13, 1993
Morgan Stanley Capital International All Country World Index (net)		Morgan Stanley Capital International All Country World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	12.67%	3.44%	3.20%		Sep 13, 1993

Balanced Portfolio | Institutional Shares
PORTFOLIO SUMMARY Balanced Portfolio
INVESTMENT OBJECTIVE
Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Balanced Portfolio Institutional Shares Institutional Shares, Balanced Portfolio
Management Fees	0.55%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Balanced Portfolio Institutional Shares Institutional Shares, Balanced Portfolio	Institutional Shares	59	186	324	726

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Third Quarter 2009 11.47% Worst Quarter: Third Quarter 2008 -7.84%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Balanced Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Balanced Portfolio	Balanced Portfolio - Institutional Shares			8.39%	7.04%	5.29%	10.16%	Sep 13, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.00%	Sep 13, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.05%	Sep 13, 1993
Balanced Index		Balanced Index	(reflects no deduction for fees, expenses, or taxes)	11.71%	4.16%	3.77%	7.42%	Sep 13, 1993

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays Capital U.S. Aggregate Bond Index (45%).
Enterprise Portfolio | Institutional Shares
PORTFOLIO SUMMARY Enterprise Portfolio
INVESTMENT OBJECTIVE
Enterprise Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Enterprise Portfolio Institutional Shares Institutional Shares, Enterprise Portfolio
Management Fees	0.64%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Enterprise Portfolio Institutional Shares Institutional Shares, Enterprise Portfolio	Institutional Shares	69	218	379	847

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $1.2 billion to  $22 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.11% Worst Quarter: First Quarter 2001 -32.12%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Enterprise Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Enterprise Portfolio	Enterprise Portfolio - Institutional Shares			25.85%	7.30%	1.29%	9.74%	Sep 13, 1993
Russell Midcap Growth Index		Russell Midcap® Growth Index	(reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%	8.67%	Sep 13, 1993

Forty Portfolio | Institutional Shares
PORTFOLIO SUMMARY Forty Portfolio
INVESTMENT OBJECTIVE
Forty Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Forty Portfolio Institutional Shares Institutional Shares, Forty Portfolio
Management Fees (may adjust up or down)	0.64%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.67%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Forty Portfolio Institutional Shares Institutional Shares, Forty Portfolio	Institutional Shares	68	214	373	835

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.15% Worst Quarter: Third Quarter 2008 -25.35%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Forty Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Forty Portfolio	Forty Portfolio - Institutional Shares			6.75%	5.50%	3.33%	10.25%	May 1, 1997
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	4.18%	May 1, 1997
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	5.21%	May 1, 1997

Janus Portfolio | Institutional Shares
PORTFOLIO SUMMARY Janus Portfolio
INVESTMENT OBJECTIVE
Janus Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Portfolio Institutional Shares Institutional Shares, Janus Portfolio
Management Fees (may adjust up or down)	0.64%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.70%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Portfolio Institutional Shares Institutional Shares, Janus Portfolio	Institutional Shares	72	224	390	871

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2010, the Portfolio’s weighted average market capitalization was  $69.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Third Quarter 2009 16.03% Worst Quarter: Third Quarter 2001 -24.79%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Janus Portfolio	Janus Portfolio - Institutional Shares			14.52%	3.83%	(0.43%)	6.99%	Sep 13, 1993
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	7.30%	Sep 13, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.00%	Sep 13, 1993
Core Growth Index		Core Growth Index	(reflects no deduction for fees, expenses, or taxes)	15.89%	3.04%	0.75%	7.70%	Sep 13, 1993

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.
Global Technology Portfolio | Institutional Shares
PORTFOLIO SUMMARY Global Technology Portfolio
INVESTMENT OBJECTIVE
Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Technology Portfolio Institutional Shares Institutional Shares, Global Technology Portfolio
Management Fees	0.64%
Other Expenses	0.23%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.87%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Global Technology Portfolio Institutional Shares Institutional Shares, Global Technology Portfolio	Institutional Shares	89	278	482	1,073

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio's exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio's exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 31.10% Worst Quarter: Third Quarter 2001 -35.42%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Global Technology Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares, Global Technology Portfolio	Global Technology Portfolio - Institutional Shares			24.83%	7.82%	(1.07%)	(4.67%)	Jan 18, 2000
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	0.50%	Jan 18, 2000
Morgan Stanley Capital International World Information Technology Index (net)		Morgan Stanley Capital International World Information Technology Index (net)	(reflects no deduction for fees, expenses, or taxes)	10.50%	3.52%	(1.98%)	(5.93%)	Jan 18, 2000

Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares
PORTFOLIO SUMMARY Janus Aspen Perkins Mid Cap Value Portfolio
INVESTMENT OBJECTIVE
Mid Cap Value Portfolio seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Aspen Perkins Mid Cap Value Portfolio Institutional Shares Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio
Management Fees (may adjust up or down)	0.75%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Aspen Perkins Mid Cap Value Portfolio Institutional Shares Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio	Institutional Shares	94	293	509	1,131

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio’s turnover rate was 65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $251 million to  $17.2 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Portfolio’s portfolio managers generally look for companies with:

• a low price relative to their assets, earnings, cash flow, or business franchise

• products and services that give them a competitive advantage

• quality balance sheets and strong management

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Portfolio may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio's investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

Best Quarter: Second Quarter 2009 17.49% Worst Quarter: Fourth Quarter 2008 -19.94%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Aspen Perkins Mid Cap Value Portfolio Institutional Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio	Mid Cap Value Portfolio - Institutional Shares			15.66%	6.75%	12.40%	May 1, 2003
Russell Midcap Value Index		Russell Midcap® Value Index	(reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	11.35%	May 1, 2003

Flexible Bond Portfolio | Service Shares
PORTFOLIO SUMMARY Flexible Bond Portfolio
INVESTMENT OBJECTIVE
Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Flexible Bond Portfolio Service Shares Service Shares, Flexible Bond Portfolio
Management Fees		0.52%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.81%
Fee Waiver	[1]	0.01%
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.80%
[1]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Flexible Bond Portfolio Service Shares Service Shares, Flexible Bond Portfolio	Service Shares	83	259	450	1,002

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 169% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as "junk bonds," to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may also invest in foreign debt securities, which may include investments in emerging markets.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Third Quarter 2009 5.85% Worst Quarter: Second Quarter 2004 -2.97%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Flexible Bond Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Flexible Bond Portfolio	Flexible Bond Portfolio - Service Shares			7.73%	7.40%	6.60%	7.20%	Sep 13, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.05%	Sep 13, 1993

Overseas Portfolio | Service Shares
PORTFOLIO SUMMARY Overseas Portfolio
INVESTMENT OBJECTIVE
Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Overseas Portfolio Service Shares Service Shares, Overseas Portfolio
Management Fees (may adjust up or down)	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Overseas Portfolio Service Shares Service Shares, Overseas Portfolio	Service Shares	95	296	515	1,143

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Second Quarter 2009 38.49% Worst Quarter: Fourth Quarter 2008 -26.61%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Overseas Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Overseas Portfolio	Overseas Portfolio - Service Shares			25.02%	14.96%	9.17%	13.56%	May 2, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index (net)		Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%		May 2, 1994
Morgan Stanley Capital International EAFE Index (net)		Morgan Stanley Capital International EAFE® Index (net)	(reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%	4.88%	May 2, 1994

Worldwide Portfolio | Service Shares
PORTFOLIO SUMMARY Worldwide Portfolio
INVESTMENT OBJECTIVE
Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Worldwide Portfolio Service Shares Service Shares, Worldwide Portfolio
Management Fees (may adjust up or down)	0.59%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.90%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Worldwide Portfolio Service Shares Service Shares, Worldwide Portfolio	Service Shares	92	287	498	1,108

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.84% Worst Quarter: Fourth Quarter 2008 -23.19%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Worldwide Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Worldwide Portfolio	Worldwide Portfolio - Service Shares			15.52%	2.47%	(1.20%)	7.97%	Sep 13, 1993
Morgan Stanley Capital International World Index (net)		Morgan Stanley Capital International World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	2.31%	6.22%	Sep 13, 1993
Morgan Stanley Capital International All Country World Index (net)		Morgan Stanley Capital International All Country World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	12.67%	3.44%	3.20%		Sep 13, 1993

Balanced Portfolio | Service Shares
PORTFOLIO SUMMARY Balanced Portfolio
INVESTMENT OBJECTIVE
Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Balanced Portfolio Service Shares Service Shares, Balanced Portfolio
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Balanced Portfolio Service Shares Service Shares, Balanced Portfolio	Service Shares	85	265	460	1,025

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Third Quarter 2009 11.42% Worst Quarter: Third Quarter 2008 -7.84%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Balanced Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Balanced Portfolio	Balanced Portfolio - Service Shares			8.12%	6.78%	5.03%	10.02%	Sep 13, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.00%	Sep 13, 1993
Barclays Capital U.S. Aggregate Bond Index		Barclays Capital U.S. Aggregate Bond Index	(reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%	6.05%	Sep 13, 1993
Balanced Index		Balanced Index	(reflects no deduction for fees, expenses, or taxes)	11.71%	4.16%	3.77%	7.42%	Sep 13, 1993

The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays Capital U.S. Aggregate Bond Index (45%).
Enterprise Portfolio | Service Shares
PORTFOLIO SUMMARY Enterprise Portfolio
INVESTMENT OBJECTIVE
Enterprise Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Enterprise Portfolio Service Shares Service Shares, Enterprise Portfolio
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Enterprise Portfolio Service Shares Service Shares, Enterprise Portfolio	Service Shares	95	296	515	1,143

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $1.2 billion to  $22 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.06% Worst Quarter: First Quarter 2001 -32.17%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Enterprise Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Enterprise Portfolio	Enterprise Portfolio - Service Shares			25.52%	7.02%	1.04%	9.46%	Sep 13, 1993
Russell Midcap Growth Index		Russell Midcap® Growth Index	(reflects no deduction for fees, expenses, or taxes)	26.38%	4.88%	3.12%	8.67%	Sep 13, 1993

Forty Portfolio | Service Shares
PORTFOLIO SUMMARY Forty Portfolio
INVESTMENT OBJECTIVE
Forty Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Forty Portfolio Service Shares Service Shares, Forty Portfolio
Management Fees (may adjust up or down)	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.92%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Forty Portfolio Service Shares Service Shares, Forty Portfolio	Service Shares	94	293	509	1,131

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.06% Worst Quarter: Third Quarter 2008 -25.39%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Forty Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Forty Portfolio	Forty Portfolio - Service Shares			6.48%	5.24%	3.08%	9.93%	May 1, 1997
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	4.18%	May 1, 1997
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	5.21%	May 1, 1997

Janus Portfolio | Service Shares
PORTFOLIO SUMMARY Janus Portfolio
INVESTMENT OBJECTIVE
Janus Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Portfolio Service Shares Service Shares, Janus Portfolio
Management Fees (may adjust up or down)	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.92%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Portfolio Service Shares Service Shares, Janus Portfolio	Service Shares	94	293	509	1,131

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 43% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2010, the Portfolio's weighted average market capitalization was  $69.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company's intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Third Quarter 2009 15.92% Worst Quarter: Third Quarter 2001 -24.83%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Janus Portfolio	Janus Portfolio - Service Shares			14.26%	3.58%	(0.67%)	6.70%	Sep 13, 1993
Russell 1000 Growth Index		Russell 1000® Growth Index	(reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%	7.30%	Sep 13, 1993
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	8.00%	Sep 13, 1993
Core Growth Index		Core Growth Index	(reflects no deduction for fees, expenses, or taxes)	15.89%	3.04%	0.75%	7.70%	Sep 13, 1993

The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.
Global Technology Portfolio | Service Shares
PORTFOLIO SUMMARY Global Technology Portfolio
INVESTMENT OBJECTIVE
Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Technology Portfolio Service Shares Service Shares, Global Technology Portfolio
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.13%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Global Technology Portfolio Service Shares Service Shares, Global Technology Portfolio	Service Shares	115	359	622	1,375

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 -35.48%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Global Technology Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service Shares, Global Technology Portfolio	Global Technology Portfolio - Service Shares			24.40%	7.49%	(1.35%)	(4.92%)	Jan 18, 2000
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	0.50%	Jan 18, 2000
Morgan Stanley Capital International World Information Technology Index (net)		Morgan Stanley Capital International World Information Technology Index (net)	(reflects no deduction for fees, expenses, or taxes)	10.50%	3.52%	(1.98%)	(5.93%)	Jan 18, 2000

Janus Aspen Perkins Mid Cap Value Portfolio | Service Shares
PORTFOLIO SUMMARY Janus Aspen Perkins Mid Cap Value Portfolio
INVESTMENT OBJECTIVE
Mid Cap Value Portfolio seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Aspen Perkins Mid Cap Value Portfolio Service Shares Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio
Management Fees (may adjust up or down)	0.75%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio	Service Shares	129	403	697	1,534

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $251 million to  $17.2 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Portfolio’s portfolio managers generally look for companies with:

• a low price relative to their assets, earnings, cash flow, or business franchise

• products and services that give them a competitive advantage

• quality balance sheets and strong management

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Portfolio may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: Second Quarter 2009 17.30% Worst Quarter: Fourth Quarter 2008 -19.84%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio	Mid Cap Value Portfolio - Service Shares			15.36%	6.40%	11.60%	Dec 31, 2002
Russell Midcap Value Index		Russell Midcap® Value Index	(reflects no deduction for fees, expenses, or taxes)	24.75%	4.08%	11.27%	Dec 31, 2002

Overseas Portfolio | Service II Shares
PORTFOLIO SUMMARY Overseas Portfolio
INVESTMENT OBJECTIVE
Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Overseas Portfolio Service II Shares Service II Shares, Overseas Portfolio
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Overseas Portfolio Service II Shares Service II Shares, Overseas Portfolio
Management Fees (may adjust up or down)	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.93%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Overseas Portfolio Service II Shares Service II Shares, Overseas Portfolio	Service II Shares	95	296	515	1,143

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service II Shares (calendar year-end)

Best Quarter: Second Quarter 2009 38.46% Worst Quarter: Fourth Quarter 2008 -26.59%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Overseas Portfolio Service II Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service II Shares, Overseas Portfolio	Overseas Portfolio - Service II Shares			25.03%	14.99%	9.23%	13.60%	May 2, 1994
Morgan Stanley Capital International All Country World ex-U.S. Index (net)		Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.15%	4.82%	5.54%		May 2, 1994
Morgan Stanley Capital International EAFE Index (net)		Morgan Stanley Capital International EAFE® Index (net)	(reflects no deduction for fees, expenses, or taxes)	7.75%	2.46%	3.50%	4.88%	May 2, 1994

Worldwide Portfolio | Service II Shares
PORTFOLIO SUMMARY Worldwide Portfolio
INVESTMENT OBJECTIVE
Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Worldwide Portfolio Service II Shares Service II Shares, Worldwide Portfolio
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Worldwide Portfolio Service II Shares Service II Shares, Worldwide Portfolio
Management Fees (may adjust up or down)	0.59%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.89%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Worldwide Portfolio Service II Shares Service II Shares, Worldwide Portfolio	Service II Shares	91	284	493	1,096

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service II Shares (calendar year-end)

Best Quarter: Second Quarter 2009 22.78% Worst Quarter: Fourth Quarter 2008 -23.17%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Worldwide Portfolio Service II Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service II Shares, Worldwide Portfolio	Worldwide Portfolio - Service II Shares			15.56%	2.47%	(1.19%)	7.97%	Sep 13, 1993
Morgan Stanley Capital International World Index (net)		Morgan Stanley Capital International World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	11.76%	2.43%	2.31%	6.22%	Sep 13, 1993
Morgan Stanley Capital International All Country World Index (net)		Morgan Stanley Capital International All Country World IndexSM (net)	(reflects no deduction for fees, expenses, or taxes)	12.67%	3.44%	3.20%		Sep 13, 1993

Global Technology Portfolio | Service II Shares
PORTFOLIO SUMMARY Global Technology Portfolio
INVESTMENT OBJECTIVE
Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Global Technology Portfolio Service II Shares Service II Shares, Global Technology Portfolio
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Global Technology Portfolio Service II Shares Service II Shares, Global Technology Portfolio
Management Fees	0.64%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.11%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Global Technology Portfolio Service II Shares Service II Shares, Global Technology Portfolio	Service II Shares	113	353	612	1,352

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service II Shares (calendar year-end)

Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 -35.48%
Average Annual Total Returns (periods ended 12/31/10)
Average Annual Total Returns Global Technology Portfolio Service II Shares	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Service II Shares, Global Technology Portfolio	Global Technology Portfolio - Service II Shares			24.52%	7.60%	(1.35%)	(4.92%)	Jan 18, 2000
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%	0.50%	Jan 18, 2000
Morgan Stanley Capital International World Information Technology Index (net)		Morgan Stanley Capital International World Information Technology Index (net)	(reflects no deduction for fees, expenses, or taxes)	10.50%	3.52%	(1.98%)	(5.93%)	Jan 18, 2000

Dynamic Allocation Portfolio | Service Shares
PORTFOLIO SUMMARY Dynamic Allocation Portfolio
INVESTMENT OBJECTIVE
Dynamic Allocation Portfolio seeks long-term growth of capital with a secondary emphasis on income.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dynamic Allocation Portfolio Service Shares Service Shares, Dynamic Allocation Portfolio
Management Fees		0.07%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses	[1]	6.55%
Acquired Fund Fees and Expenses	[2]	0.79%
Total Annual Fund Operating Expenses	[3]	7.66%
Fee Waiver	[3]	6.17%
Net Annual Fund Operating Expenses After Fee Waiver	[3]	1.49%
[1]	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year.
[2]	"Acquired Fund" refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund. Since the Portfolio is new, Acquired Fund Fees and Expenses are estimated based on the Portfolio's initial allocations to underlying funds.
[3]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.45% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Dynamic Allocation Portfolio Service Shares Service Shares, Dynamic Allocation Portfolio	Service Shares	756	2,208

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing in a diversified portfolio of other Janus mutual funds (“underlying funds”) and securities. Because it invests in other funds, the Portfolio is considered a “fund of funds.” The Portfolio utilizes Janus Capital’s proprietary process to allocate assets across the following three asset categories (as defined by Janus Capital):

• Core – The Core category seeks to provide market-like exposure by investing in funds that in turn primarily invest in a broad range of traditional asset classes such as large-, mid-, and small-cap stocks, U.S. and non-U.S. stocks, growth and value stocks, and investment-grade bonds. While not a primary strategy, the underlying funds may also invest in emerging market stocks and high-yield bonds. A primary goal of the underlying funds in the Core category is to provide shareholders with access to a broad range of investable assets in proportion to each asset class’ representation in today’s global, integrated market as determined by Janus Capital.

• Alpha – The Alpha category seeks to generate higher-than-market returns on a risk-adjusted basis by investing in funds that in turn invest in a broad range of traditional asset classes such as large-, mid-, and small-cap stocks, U.S. and non-U.S. stocks, growth and value stocks, emerging market stocks, investment-grade bonds, and high-yield bonds. Unlike funds in the Core category, the Alpha category is less focused on the asset class composition of the global market. Instead, the Alpha category is comprised of underlying funds, unconstrained by asset class or investment style, that Janus Capital believes may generate higher-than-market returns over a market cycle.

• Alternative – The Alternative category is comprised of non-traditional investments with historically low correlation to the assets in the Core and Alpha categories, such as certain exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), investments with hedge fund strategy exposure, commodities-related securities, real estate-related securities, and structured products.

The Portfolio attempts to maximize returns by investing the Portfolio’s assets in underlying funds investing in stocks (U.S. and non-U.S.), bonds, cash equivalents, alternative asset classes (such as real estate-related securities and commodity-related securities), and alternative investment strategies (such as leveraged and sector-based strategies). The target allocation of the Portfolio’s assets among underlying funds is based on an optimization process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds, as well as the portfolio manager’s judgment. Janus Capital analyzes Portfolio allocations on a regular basis in order to integrate current market data and reallocates on a quarterly basis.

The Portfolio’s portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager consults with a committee comprised of Janus Capital investment professionals (“Asset Allocation Committee”) to regularly review the process and the allocation of the Portfolio’s assets among the underlying funds to determine modifications to the underlying funds’ asset categories and/or weightings, or to substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. The portfolio manager and Asset Allocation Committee normally review asset allocations on a quarterly basis. The portfolio manager oversees the implementation of trades on behalf of the Portfolio.

The Portfolio’s investments will be rebalanced to the identified optimal weightings on a quarterly basis, although more frequent changes can occur. The Portfolio’s asset class or category, category allocations, underlying funds, or underlying fund weightings may change without prior shareholder notice.

The Portfolio will normally allocate approximately 90% of its assets to Janus-managed mutual funds and approximately 10% to unaffiliated pooled investment vehicles (e.g., ETFs) and derivatives. For information on the potential underlying Janus funds currently available for investment by the Portfolio, including investment objectives and strategies, see “Investment Objectives and Strategies of the Underlying Funds” in Appendix A.

The Portfolio may invest in ETFs and ETNs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swap agreements to earn income and enhance uncorrelated returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and, to a lesser extent, income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon Janus Capital’s allocation of assets among the underlying funds and other securities, using the optimization process and the judgment of the portfolio manager. You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a number of different underlying funds; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund concentrates.

Derivatives Risk. The Portfolio and certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Commodity-Linked Derivative Investment Risk. The Portfolio may invest in derivatives that have exposure to the commodities markets. This exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Exchange-Traded Funds Risk. The Portfolio may purchase shares of ETFs to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Exchange-Traded Notes Risk. The Portfolio may invest in ETNs, which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Affiliated Fund Risk. Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus funds are generally higher than the fees paid to Janus Capital by the Portfolio or by other funds and share classes available for investment by the Portfolio. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities

The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk. Underlying funds investing in equity securities are subject to the risks associated with investments in common stocks, which tend to be more volatile than many other investment choices. The value of an underlying fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with investments in a variety of fixed-income securities, which may be less volatile than underlying funds that invest most of their assets in common stocks; returns and yields will vary, and you could lose money. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Portfolio and certain underlying funds may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, the underlying fund’s returns and net asset value, as well as the Portfolio’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio or an underlying fund has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. Investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s or an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s or an underlying fund’s investments. To the extent that the Portfolio or an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio or an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Securities Lending Risk. Certain underlying funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the underlying fund may experience delays and costs in recovering the security or gaining access to the collateral provided to collateralize the loan. If the underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION
The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report. Performance information for each underlying fund is available in its prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JANUS ASPEN SERIES
Central Index Key	dei_EntityCentralIndexKey	0000906185
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Flexible Bond Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Flexible Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 169% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as "junk bonds," to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition to considering economic factors such as the effect of interest rates on the Portfolio’s investments, the portfolio managers apply a “bottom up” approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest in foreign debt securities, which may include investments in emerging markets.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 5.88% Worst Quarter: Second Quarter 2004 -2.87%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Flexible Bond Portfolio | Institutional Shares | Institutional Shares, Flexible Bond Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.55%	[1]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	701
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.74%
2002	rr_AnnualReturn2002	10.48%
2003	rr_AnnualReturn2003	6.39%
2004	rr_AnnualReturn2004	3.97%
2005	rr_AnnualReturn2005	2.00%
2006	rr_AnnualReturn2006	4.22%
2007	rr_AnnualReturn2007	7.04%
2008	rr_AnnualReturn2008	6.02%
2009	rr_AnnualReturn2009	13.22%
2010	rr_AnnualReturn2010	7.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.87%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Flexible Bond Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Flexible Bond Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Flexible Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Flexible Bond Portfolio seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 169% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds, also known as "junk bonds," to 35% or less of its net assets. The Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion. Due to the nature of the securities in which the Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may also invest in foreign debt securities, which may include investments in emerging markets.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.

Fixed-Income Securities Risk. The Portfolio invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 5.85% Worst Quarter: Second Quarter 2004 -2.97%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Flexible Bond Portfolio | Service Shares | Service Shares, Flexible Bond Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.80%	[2]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	7.49%
2002	rr_AnnualReturn2002	10.16%
2003	rr_AnnualReturn2003	6.17%
2004	rr_AnnualReturn2004	3.70%
2005	rr_AnnualReturn2005	1.76%
2006	rr_AnnualReturn2006	3.98%
2007	rr_AnnualReturn2007	6.80%
2008	rr_AnnualReturn2008	5.71%
2009	rr_AnnualReturn2009	12.98%
2010	rr_AnnualReturn2010	7.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.97%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Flexible Bond Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Flexible Bond Portfolio | Institutional Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Flexible Bond Portfolio | Service Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Overseas Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Overseas Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 38.52% Worst Quarter: Fourth Quarter 2008 -26.56%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Overseas Portfolio | Institutional Shares | Institutional Shares, Overseas Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(23.23%)
2002	rr_AnnualReturn2002	(25.58%)
2003	rr_AnnualReturn2003	34.91%
2004	rr_AnnualReturn2004	18.99%
2005	rr_AnnualReturn2005	32.28%
2006	rr_AnnualReturn2006	47.02%
2007	rr_AnnualReturn2007	28.32%
2008	rr_AnnualReturn2008	(52.11%)
2009	rr_AnnualReturn2009	79.56%
2010	rr_AnnualReturn2010	25.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.56%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	25.31%
5 Years	rr_AverageAnnualReturnYear05	15.24%
10 Years	rr_AverageAnnualReturnYear10	9.44%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Overseas Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 38.49% Worst Quarter: Fourth Quarter 2008 -26.61%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Overseas Portfolio | Service Shares | Service Shares, Overseas Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(23.43%)
2002	rr_AnnualReturn2002	(25.76%)
2003	rr_AnnualReturn2003	34.53%
2004	rr_AnnualReturn2004	18.69%
2005	rr_AnnualReturn2005	31.94%
2006	rr_AnnualReturn2006	46.63%
2007	rr_AnnualReturn2007	28.02%
2008	rr_AnnualReturn2008	(52.23%)
2009	rr_AnnualReturn2009	79.07%
2010	rr_AnnualReturn2010	25.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.61%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.96%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	13.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service II Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Overseas Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Overseas Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 24.1% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service II Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 38.46% Worst Quarter: Fourth Quarter 2008 -26.59%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Overseas Portfolio | Service II Shares | Service II Shares, Overseas Portfolio
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service II Shares
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(23.43%)
2002	rr_AnnualReturn2002	(25.51%)
2003	rr_AnnualReturn2003	34.55%
2004	rr_AnnualReturn2004	18.75%
2005	rr_AnnualReturn2005	31.97%
2006	rr_AnnualReturn2006	46.70%
2007	rr_AnnualReturn2007	28.07%
2008	rr_AnnualReturn2008	(52.21%)
2009	rr_AnnualReturn2009	79.07%
2010	rr_AnnualReturn2010	25.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.59%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Overseas Portfolio - Service II Shares
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	14.99%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	13.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Institutional Shares | Morgan Stanley Capital International All Country World ex-U.S. Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service Shares | Morgan Stanley Capital International All Country World ex-U.S. Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service II Shares | Morgan Stanley Capital International All Country World ex-U.S. Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World ex-U.S. IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.54%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Institutional Shares | Morgan Stanley Capital International EAFE Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service Shares | Morgan Stanley Capital International EAFE Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Overseas Portfolio | Service II Shares | Morgan Stanley Capital International EAFE Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International EAFE® Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994
Worldwide Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Worldwide Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.88% Worst Quarter: Fourth Quarter 2008 -23.13%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Worldwide Portfolio | Institutional Shares | Institutional Shares, Worldwide Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	810
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.44%)
2002	rr_AnnualReturn2002	(25.50%)
2003	rr_AnnualReturn2003	23.99%
2004	rr_AnnualReturn2004	4.78%
2005	rr_AnnualReturn2005	5.87%
2006	rr_AnnualReturn2006	18.20%
2007	rr_AnnualReturn2007	9.63%
2008	rr_AnnualReturn2008	(44.66%)
2009	rr_AnnualReturn2009	37.70%
2010	rr_AnnualReturn2010	15.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Worldwide Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Worldwide Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative's original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.84% Worst Quarter: Fourth Quarter 2008 -23.19%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Worldwide Portfolio | Service Shares | Service Shares, Worldwide Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.62%)
2002	rr_AnnualReturn2002	(25.71%)
2003	rr_AnnualReturn2003	23.68%
2004	rr_AnnualReturn2004	4.53%
2005	rr_AnnualReturn2005	5.57%
2006	rr_AnnualReturn2006	17.94%
2007	rr_AnnualReturn2007	9.36%
2008	rr_AnnualReturn2008	(44.81%)
2009	rr_AnnualReturn2009	37.40%
2010	rr_AnnualReturn2010	15.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Worldwide Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	15.52%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service II Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Worldwide Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Worldwide Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in equity securities, which include, but are not limited to, common stocks, preferred stocks, and depositary receipts of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest a significant portion of its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio intends to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, swaps, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio may also invest in derivative instruments for other purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions).

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 6.8% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service II Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.78% Worst Quarter: Fourth Quarter 2008 -23.17%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Worldwide Portfolio | Service II Shares | Service II Shares, Worldwide Portfolio
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service II Shares
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(22.62%)
2002	rr_AnnualReturn2002	(25.71%)
2003	rr_AnnualReturn2003	23.70%
2004	rr_AnnualReturn2004	4.50%
2005	rr_AnnualReturn2005	5.63%
2006	rr_AnnualReturn2006	17.92%
2007	rr_AnnualReturn2007	9.37%
2008	rr_AnnualReturn2008	(44.81%)
2009	rr_AnnualReturn2009	37.35%
2010	rr_AnnualReturn2010	15.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Worldwide Portfolio - Service II Shares
1 Year	rr_AverageAnnualReturnYear01	15.56%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Institutional Shares | Morgan Stanley Capital International World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service Shares | Morgan Stanley Capital International World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service II Shares | Morgan Stanley Capital International World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Institutional Shares | Morgan Stanley Capital International All Country World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service Shares | Morgan Stanley Capital International All Country World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Worldwide Portfolio | Service II Shares | Morgan Stanley Capital International All Country World Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International All Country World IndexSM (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.67%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 11.47% Worst Quarter: Third Quarter 2008 -7.84%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays Capital U.S. Aggregate Bond Index (45%).
Balanced Portfolio | Institutional Shares | Institutional Shares, Balanced Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.66%)
2002	rr_AnnualReturn2002	(6.44%)
2003	rr_AnnualReturn2003	14.05%
2004	rr_AnnualReturn2004	8.53%
2005	rr_AnnualReturn2005	7.95%
2006	rr_AnnualReturn2006	10.72%
2007	rr_AnnualReturn2007	10.54%
2008	rr_AnnualReturn2008	(15.84%)
2009	rr_AnnualReturn2009	25.89%
2010	rr_AnnualReturn2010	8.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Balanced Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Balanced Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

In choosing investments for the Portfolio, the portfolio managers apply a “bottom up” approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The portfolio managers share day-to-day responsibility for the Portfolio’s investments.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Fixed-Income Securities Risk. The Portfolio may hold debt and other fixed-income securities to generate income. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Portfolio’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 11.42% Worst Quarter: Third Quarter 2008 -7.84%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the S&P 500® Index (55%) and the Barclays Capital U.S. Aggregate Bond Index (45%).
Balanced Portfolio | Service Shares | Service Shares, Balanced Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	85
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,025
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(4.90%)
2002	rr_AnnualReturn2002	(6.67%)
2003	rr_AnnualReturn2003	13.72%
2004	rr_AnnualReturn2004	8.29%
2005	rr_AnnualReturn2005	7.62%
2006	rr_AnnualReturn2006	10.41%
2007	rr_AnnualReturn2007	10.29%
2008	rr_AnnualReturn2008	(16.06%)
2009	rr_AnnualReturn2009	25.58%
2010	rr_AnnualReturn2010	8.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Balanced Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.03%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Institutional Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Service Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Institutional Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Service Shares | Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Institutional Shares | Balanced Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Balanced Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Balanced Portfolio | Service Shares | Balanced Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Balanced Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.71%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Enterprise Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Enterprise Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Enterprise Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $1.2 billion to  $22 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.11% Worst Quarter: First Quarter 2001 -32.12%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Enterprise Portfolio | Institutional Shares | Institutional Shares, Enterprise Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(39.45%)
2002	rr_AnnualReturn2002	(27.93%)
2003	rr_AnnualReturn2003	35.10%
2004	rr_AnnualReturn2004	20.75%
2005	rr_AnnualReturn2005	12.31%
2006	rr_AnnualReturn2006	13.61%
2007	rr_AnnualReturn2007	22.04%
2008	rr_AnnualReturn2008	(43.72%)
2009	rr_AnnualReturn2009	44.83%
2010	rr_AnnualReturn2010	25.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.12%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Enterprise Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	25.85%
5 Years	rr_AverageAnnualReturnYear05	7.30%
10 Years	rr_AverageAnnualReturnYear10	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Enterprise Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Enterprise Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Enterprise Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $1.2 billion to  $22 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio's returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.06% Worst Quarter: First Quarter 2001 -32.17%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Enterprise Portfolio | Service Shares | Service Shares, Enterprise Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(39.59%)
2002	rr_AnnualReturn2002	(28.12%)
2003	rr_AnnualReturn2003	34.76%
2004	rr_AnnualReturn2004	20.48%
2005	rr_AnnualReturn2005	12.03%
2006	rr_AnnualReturn2006	13.31%
2007	rr_AnnualReturn2007	21.74%
2008	rr_AnnualReturn2008	(43.86%)
2009	rr_AnnualReturn2009	44.44%
2010	rr_AnnualReturn2010	25.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.17%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Enterprise Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	1.04%
Since Inception	rr_AverageAnnualReturnSinceInception	9.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Enterprise Portfolio | Institutional Shares | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Enterprise Portfolio | Service Shares | Russell Midcap Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.38%
5 Years	rr_AverageAnnualReturnYear05	4.88%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Forty Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Forty Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Forty Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.15% Worst Quarter: Third Quarter 2008 -25.35%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Forty Portfolio | Institutional Shares | Institutional Shares, Forty Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(21.67%)
2002	rr_AnnualReturn2002	(15.67%)
2003	rr_AnnualReturn2003	20.54%
2004	rr_AnnualReturn2004	18.23%
2005	rr_AnnualReturn2005	12.85%
2006	rr_AnnualReturn2006	9.35%
2007	rr_AnnualReturn2007	36.99%
2008	rr_AnnualReturn2008	(44.15%)
2009	rr_AnnualReturn2009	46.33%
2010	rr_AnnualReturn2010	6.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.35%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Forty Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Since Inception	rr_AverageAnnualReturnSinceInception	10.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Forty Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Forty Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Forty Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be "growth" companies may be more volatile than other stocks and may involve special risks. The price of a "growth" security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio's returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Portfolio is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s NAV and total return.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 22.06% Worst Quarter: Third Quarter 2008 -25.39%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Forty Portfolio | Service Shares | Service Shares, Forty Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(21.83%)
2002	rr_AnnualReturn2002	(15.93%)
2003	rr_AnnualReturn2003	20.23%
2004	rr_AnnualReturn2004	17.97%
2005	rr_AnnualReturn2005	12.56%
2006	rr_AnnualReturn2006	9.12%
2007	rr_AnnualReturn2007	36.63%
2008	rr_AnnualReturn2008	(44.31%)
2009	rr_AnnualReturn2009	46.01%
2010	rr_AnnualReturn2010	6.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Forty Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Forty Portfolio | Institutional Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Forty Portfolio | Service Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Forty Portfolio | Institutional Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Forty Portfolio | Service Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 1997
Janus Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2010, the Portfolio’s weighted average market capitalization was  $69.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 16.03% Worst Quarter: Third Quarter 2001 -24.79%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.
Janus Portfolio | Institutional Shares | Institutional Shares, Janus Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(24.73%)
2002	rr_AnnualReturn2002	(26.51%)
2003	rr_AnnualReturn2003	31.73%
2004	rr_AnnualReturn2004	4.57%
2005	rr_AnnualReturn2005	4.23%
2006	rr_AnnualReturn2006	11.38%
2007	rr_AnnualReturn2007	15.09%
2008	rr_AnnualReturn2008	(39.72%)
2009	rr_AnnualReturn2009	36.35%
2010	rr_AnnualReturn2010	14.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.79%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Janus Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2010, the Portfolio's weighted average market capitalization was  $69.9 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may use derivatives (by taking long and/or short positions) for different purposes, including hedging (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company's intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio's returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

The Portfolio's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Third Quarter 2009 15.92% Worst Quarter: Third Quarter 2001 -24.83%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Core Growth Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (50%) and the S&P 500® Index (50%). This index is used to calculate the performance fee adjustment.
Janus Portfolio | Service Shares | Service Shares, Janus Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(24.90%)
2002	rr_AnnualReturn2002	(26.72%)
2003	rr_AnnualReturn2003	31.49%
2004	rr_AnnualReturn2004	4.25%
2005	rr_AnnualReturn2005	4.01%
2006	rr_AnnualReturn2006	11.13%
2007	rr_AnnualReturn2007	14.80%
2008	rr_AnnualReturn2008	(39.87%)
2009	rr_AnnualReturn2009	36.01%
2010	rr_AnnualReturn2010	14.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.83%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Janus Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	14.26%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Institutional Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Service Shares | Russell 1000 Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.75%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Institutional Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Service Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Institutional Shares | Core Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Core Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Janus Portfolio | Service Shares | Core Growth Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Core Growth Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 13, 1993
Global Technology Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Global Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio's exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio's exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Fourth Quarter 2001 31.10% Worst Quarter: Third Quarter 2001 -35.42%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Global Technology Portfolio | Institutional Shares | Institutional Shares, Global Technology Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(37.07%)
2002	rr_AnnualReturn2002	(40.77%)
2003	rr_AnnualReturn2003	46.75%
2004	rr_AnnualReturn2004	0.88%
2005	rr_AnnualReturn2005	11.70%
2006	rr_AnnualReturn2006	8.12%
2007	rr_AnnualReturn2007	22.07%
2008	rr_AnnualReturn2008	(43.70%)
2009	rr_AnnualReturn2009	57.09%
2010	rr_AnnualReturn2010	24.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.42%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Technology Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	24.83%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	(1.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Global Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 -35.48%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Global Technology Portfolio | Service Shares | Service Shares, Global Technology Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(37.31%)
2002	rr_AnnualReturn2002	(40.93%)
2003	rr_AnnualReturn2003	46.47%
2004	rr_AnnualReturn2004	0.57%
2005	rr_AnnualReturn2005	11.55%
2006	rr_AnnualReturn2006	7.83%
2007	rr_AnnualReturn2007	21.70%
2008	rr_AnnualReturn2008	(43.97%)
2009	rr_AnnualReturn2009	56.90%
2010	rr_AnnualReturn2010	24.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Technology Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	24.40%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service II Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Global Technology Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Global Technology Portfolio seeks long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

• companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

• companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service II Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 -35.48%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Global Technology Portfolio | Service II Shares | Service II Shares, Global Technology Portfolio
SHAREHOLDER FEES	rr_ShareholderFeesAbstract
Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Short Sale Dividend Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service II Shares
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,352
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(37.31%)
2002	rr_AnnualReturn2002	(40.92%)
2003	rr_AnnualReturn2003	47.13%
2004	rr_AnnualReturn2004	0.84%
2005	rr_AnnualReturn2005	11.33%
2006	rr_AnnualReturn2006	7.94%
2007	rr_AnnualReturn2007	21.75%
2008	rr_AnnualReturn2008	(43.89%)
2009	rr_AnnualReturn2009	57.09%
2010	rr_AnnualReturn2010	24.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.48%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Technology Portfolio - Service II Shares
1 Year	rr_AverageAnnualReturnYear01	24.52%
5 Years	rr_AverageAnnualReturnYear05	7.60%
10 Years	rr_AverageAnnualReturnYear10	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Institutional Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service II Shares | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Institutional Shares | Morgan Stanley Capital International World Information Technology Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Information Technology Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service Shares | Morgan Stanley Capital International World Information Technology Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Information Technology Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Global Technology Portfolio | Service II Shares | Morgan Stanley Capital International World Information Technology Index (net)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International World Information Technology Index (net)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 18, 2000
Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Aspen Perkins Mid Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mid Cap Value Portfolio seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio’s turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $251 million to  $17.2 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Portfolio’s portfolio managers generally look for companies with:

• a low price relative to their assets, earnings, cash flow, or business franchise

• products and services that give them a competitive advantage

• quality balance sheets and strong management

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Portfolio may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio's returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio's holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio's investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio's returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 17.49% Worst Quarter: Fourth Quarter 2008 -19.94%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares | Institutional Shares, Janus Aspen Perkins Mid Cap Value Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	18.19%
2005	rr_AnnualReturn2005	10.43%
2006	rr_AnnualReturn2006	15.42%
2007	rr_AnnualReturn2007	7.55%
2008	rr_AnnualReturn2008	(27.77%)
2009	rr_AnnualReturn2009	33.69%
2010	rr_AnnualReturn2010	15.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.94%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Value Portfolio - Institutional Shares
1 Year	rr_AverageAnnualReturnYear01	15.66%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	12.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Janus Aspen Perkins Mid Cap Value Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Janus Aspen Perkins Mid Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Mid Cap Value Portfolio seeks capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2010, they ranged from approximately  $251 million to  $17.2 billion. The Portfolio may also invest in foreign equity and debt securities, which may include investments in emerging markets.

The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. The Portfolio’s portfolio managers generally look for companies with:

• a low price relative to their assets, earnings, cash flow, or business franchise

• products and services that give them a competitive advantage

• quality balance sheets and strong management

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions) including, but not limited to, put and call options, particularly on market indices, for hedging purposes (to offset risks associated with an investment, currency exposure or market conditions). The Portfolio may invest in other types of derivatives and may do so for other purposes including to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Mid-Sized Companies Risk. The Portfolio’s investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies. Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

Foreign Exposure Risk. The Portfolio may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janus.com/variable-insurance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-335-2687
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Service Shares (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Second Quarter 2009 17.30% Worst Quarter: Fourth Quarter 2008 -19.84%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (periods ended 12/31/10)
Janus Aspen Perkins Mid Cap Value Portfolio | Service Shares | Service Shares, Janus Aspen Perkins Mid Cap Value Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	36.24%
2004	rr_AnnualReturn2004	17.79%
2005	rr_AnnualReturn2005	9.93%
2006	rr_AnnualReturn2006	15.06%
2007	rr_AnnualReturn2007	7.17%
2008	rr_AnnualReturn2008	(27.90%)
2009	rr_AnnualReturn2009	32.92%
2010	rr_AnnualReturn2010	15.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Mid Cap Value Portfolio - Service Shares
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Janus Aspen Perkins Mid Cap Value Portfolio | Institutional Shares | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Janus Aspen Perkins Mid Cap Value Portfolio | Service Shares | Russell Midcap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
Dynamic Allocation Portfolio | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY Dynamic Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Dynamic Allocation Portfolio seeks long-term growth of capital with a secondary emphasis on income.
FEES AND EXPENSES OF THE PORTFOLIO	jas906185_FundFeesAndExpenseAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses (including the operating expenses of the underlying funds) without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:	jas906185_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.
Principal Investment Strategies	jas906185_PrincipalInvestmentStrategiesAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio pursues its investment objective by investing in a diversified portfolio of other Janus mutual funds (“underlying funds”) and securities. Because it invests in other funds, the Portfolio is considered a “fund of funds.” The Portfolio utilizes Janus Capital’s proprietary process to allocate assets across the following three asset categories (as defined by Janus Capital):

• Core – The Core category seeks to provide market-like exposure by investing in funds that in turn primarily invest in a broad range of traditional asset classes such as large-, mid-, and small-cap stocks, U.S. and non-U.S. stocks, growth and value stocks, and investment-grade bonds. While not a primary strategy, the underlying funds may also invest in emerging market stocks and high-yield bonds. A primary goal of the underlying funds in the Core category is to provide shareholders with access to a broad range of investable assets in proportion to each asset class’ representation in today’s global, integrated market as determined by Janus Capital.

• Alpha – The Alpha category seeks to generate higher-than-market returns on a risk-adjusted basis by investing in funds that in turn invest in a broad range of traditional asset classes such as large-, mid-, and small-cap stocks, U.S. and non-U.S. stocks, growth and value stocks, emerging market stocks, investment-grade bonds, and high-yield bonds. Unlike funds in the Core category, the Alpha category is less focused on the asset class composition of the global market. Instead, the Alpha category is comprised of underlying funds, unconstrained by asset class or investment style, that Janus Capital believes may generate higher-than-market returns over a market cycle.

• Alternative – The Alternative category is comprised of non-traditional investments with historically low correlation to the assets in the Core and Alpha categories, such as certain exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), investments with hedge fund strategy exposure, commodities-related securities, real estate-related securities, and structured products.

The Portfolio attempts to maximize returns by investing the Portfolio’s assets in underlying funds investing in stocks (U.S. and non-U.S.), bonds, cash equivalents, alternative asset classes (such as real estate-related securities and commodity-related securities), and alternative investment strategies (such as leveraged and sector-based strategies). The target allocation of the Portfolio’s assets among underlying funds is based on an optimization process that utilizes quantitative analysis of a number of factors, such as historical risk, performance, fund classifications, and the relationship among underlying funds, as well as the portfolio manager’s judgment. Janus Capital analyzes Portfolio allocations on a regular basis in order to integrate current market data and reallocates on a quarterly basis.

The Portfolio’s portfolio manager determines the overall composition of the Portfolio, oversees the investment process, and is responsible for the day-to-day management of the Portfolio. The portfolio manager consults with a committee comprised of Janus Capital investment professionals (“Asset Allocation Committee”) to regularly review the process and the allocation of the Portfolio’s assets among the underlying funds to determine modifications to the underlying funds’ asset categories and/or weightings, or to substitute other underlying funds to emphasize and mitigate risk exposures that may arise as a result of the implementation of the allocations. The portfolio manager and Asset Allocation Committee normally review asset allocations on a quarterly basis. The portfolio manager oversees the implementation of trades on behalf of the Portfolio.

The Portfolio’s investments will be rebalanced to the identified optimal weightings on a quarterly basis, although more frequent changes can occur. The Portfolio’s asset class or category, category allocations, underlying funds, or underlying fund weightings may change without prior shareholder notice.

The Portfolio will normally allocate approximately 90% of its assets to Janus-managed mutual funds and approximately 10% to unaffiliated pooled investment vehicles (e.g., ETFs) and derivatives. For information on the potential underlying Janus funds currently available for investment by the Portfolio, including investment objectives and strategies, see “Investment Objectives and Strategies of the Underlying Funds” in Appendix A.

The Portfolio may invest in ETFs and ETNs to complement its investment in the underlying funds if there are asset classes not covered by the underlying funds or to better manage cash positions.

The Portfolio may invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio may invest in derivative instruments (by taking long and/or short positions) including, but not limited to, swap agreements to earn income and enhance uncorrelated returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as alternatives to direct investments.

When market conditions dictate a more defensive strategy, the Portfolio or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Portfolio may take positions that are inconsistent with its investment objective. As a result, the Portfolio may not achieve its investment objective.

Principal Investment Risks	jas906185_PrincipalInvestmentRisksAbstract
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking growth of capital and, to a lesser extent, income. Investments in a portfolio with common stock and alternative investment exposure tend to be more volatile than many other investment choices.

Main Risks Associated with the Portfolio

Allocation Risk. The Portfolio’s ability to achieve its investment objective depends largely upon Janus Capital’s allocation of assets among the underlying funds and other securities, using the optimization process and the judgment of the portfolio manager. You could lose money on your investment in the Portfolio as a result of these allocations. The Portfolio will typically invest in a number of different underlying funds; however, to the extent that the Portfolio invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund and any investments in which that fund concentrates.

Derivatives Risk. The Portfolio and certain underlying funds may invest in derivatives. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio.

Commodity-Linked Derivative Investment Risk. The Portfolio may invest in derivatives that have exposure to the commodities markets. This exposure may subject the Portfolio to greater volatility than investments in traditional securities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Exchange-Traded Funds Risk. The Portfolio may purchase shares of ETFs to gain exposure to a particular portion of the market. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments. When the Portfolio invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. ETFs have certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained.

Exchange-Traded Notes Risk. The Portfolio may invest in ETNs, which are debt securities whose returns are linked to a particular index. ETNs are typically linked to the performance of a commodities index that reflects the potential return on unleveraged investments in futures contracts of physical commodities, plus a specified rate of interest that could be earned on cash collateral. ETNs are subject to credit risk. The value of an ETN may vary and may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced commodity. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

Affiliated Fund Risk. Janus Capital has the authority to select and substitute underlying affiliated mutual funds. The fees paid to Janus Capital by some Janus funds are generally higher than the fees paid to Janus Capital by the Portfolio or by other funds and share classes available for investment by the Portfolio. These conditions may create a conflict of interest when selecting underlying affiliated mutual funds and share classes for investment. Janus Capital, however, is a fiduciary to the Portfolio and its shareholders and is legally obligated to act in their best interest when selecting underlying affiliated mutual funds.

Main Risks Associated with the Underlying Funds and Securities

The biggest risk is that the underlying funds’ returns will vary, and you could lose money.

Market Risk. Underlying funds investing in equity securities are subject to the risks associated with investments in common stocks, which tend to be more volatile than many other investment choices. The value of an underlying fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if a portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Fixed-Income Securities Risk. Through the Portfolio’s investments in underlying funds holding fixed-income securities, the Portfolio is subject to the risks associated with investments in a variety of fixed-income securities, which may be less volatile than underlying funds that invest most of their assets in common stocks; returns and yields will vary, and you could lose money. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause an underlying fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

Foreign Exposure Risk. The Portfolio and certain underlying funds may have significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, the underlying fund’s returns and net asset value, as well as the Portfolio’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio or an underlying fund has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. Investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s or an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s or an underlying fund’s investments. To the extent that the Portfolio or an underlying fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio or an underlying fund invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Securities Lending Risk. Certain underlying funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the underlying fund may experience delays and costs in recovering the security or gaining access to the collateral provided to collateralize the loan. If the underlying fund is unable to recover a security on loan, the underlying fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the underlying fund.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The biggest risk is that the Portfolio’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION	jas906185_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Portfolio does not have a full calendar year of operations. Performance information for certain periods will be included in the Portfolio’s first annual and/or semiannual report. Performance information for each underlying fund is available in its prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Portfolio does not have a full calendar year of operations.
Dynamic Allocation Portfolio | Service Shares | Service Shares, Dynamic Allocation Portfolio
ANNUAL FUND OPERATING EXPENSES	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.55%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.79%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.66%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	6.17%	[5]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.49%	[5]
EXAMPLE:	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Service Shares
1 Year	rr_ExpenseExampleYear01	756
3 Years	rr_ExpenseExampleYear03	2,208

[1]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[2]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 0.55% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	Since the Portfolio is new, Other Expenses are based on the estimated expenses that the Portfolio expects to incur in its initial fiscal year.
[4]	"Acquired Fund" refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a portfolio invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a portfolio may incur as a result of investing in shares of an underlying fund. Since the Portfolio is new, Acquired Fund Fees and Expenses are estimated based on the Portfolio's initial allocations to underlying funds.
[5]	Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any expenses of an underlying fund (acquired fund fees and expenses), the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, and extraordinary expenses) to 0.45% until at least May 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Portfolio's commencement of operations, Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed if the Portfolio's expense ratio, including recovered expenses, falls below the expense limit.